Trade Accounts Receivable - Summary of Trade Accounts Receivable (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Trade and other receivables [abstract]
Trade accounts receivable	$ 1,735	$ 1,622
Allowances for expected credit losses	(91)	(101)	$ (121)	$ (116)
Trade receivables	$ 1,644	$ 1,521